Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 82,507	$ 78,535
Less: accumulated depreciation	(72,547)	(71,803)
Total	9,960	6,732
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	80,316	76,285
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,191	$ 2,250